40. OPERATIONS IN HYDROCARBON CONSORTIUMS (Details)	12 Months Ended
Dec. 31, 2017
Argentinian production 1
Disclosure of joint operations [line items]
Joint operation name	25 de Mayo - Medanito S.E.
Location	Río Negro
Direct participation	100.00%
Indirect participation
Operator name	PAMPA
Duration Up To	2,026
Argentinian production 2
Disclosure of joint operations [line items]
Joint operation name	Jagüel de los Machos
Location	Río Negro
Direct participation	100.00%
Indirect participation
Operator name	PAMPA
Duration Up To	2,025
Argentinian production 3
Disclosure of joint operations [line items]
Joint operation name	Bajada del Palo
Location	Neuquén
Direct participation	3.85%
Indirect participation	43.07%
Operator name	PELSA
Duration Up To	2,025
Argentinian production 4
Disclosure of joint operations [line items]
Joint operation name	Río Neuquén
Location	Río Negro and Neuquén
Direct participation	33.07%
Indirect participation
Operator name	YPF
Duration Up To	2027/2051
Argentinian production 5
Disclosure of joint operations [line items]
Joint operation name	Entre Lomas
Location	Río Negro and Neuquén
Direct participation	3.85%
Indirect participation	43.07%
Operator name	PELSA
Duration Up To	2,026
Argentinian production 6
Disclosure of joint operations [line items]
Joint operation name	Sierra Chata
Location	Neuquén
Direct participation	45.56%
Indirect participation
Operator name	PAMPA
Duration Up To	2,023
Argentinian production 7
Disclosure of joint operations [line items]
Joint operation name	El Mangrullo
Location	Neuquén
Direct participation	100.00%
Indirect participation
Operator name	PAMPA
Duration Up To	2,025
Argentinian production 8
Disclosure of joint operations [line items]
Joint operation name	La Tapera - Puesto Quiroga
Location	Chubut
Direct participation	35.67%
Indirect participation
Operator name	Tecpetrol
Duration Up To	2,027
Argentinian production 9
Disclosure of joint operations [line items]
Joint operation name	El Tordillo
Location	Chubut
Direct participation	35.67%
Indirect participation
Operator name	Tecpetrol
Duration Up To	2,027
Argentinian production 10
Disclosure of joint operations [line items]
Joint operation name	Aguaragüe
Location	Salta
Direct participation	15.00%
Indirect participation
Operator name	Tecpetrol
Duration Up To	2023/2027
Argentinian production 11
Disclosure of joint operations [line items]
Joint operation name	Gobernador Ayala
Location	Mendoza
Direct participation	22.51%
Indirect participation
Operator name	Pluspetrol
Duration Up To	2,036
Argentinian production 12
Disclosure of joint operations [line items]
Joint operation name	Charco del Palenque - Jarilla Quemada
Location	Río Negro
Direct participation	3.85%
Indirect participation	43.07%
Operator name	PELSA
Duration Up To	2034/2040
Argentinian production 13
Disclosure of joint operations [line items]
Joint operation name	Anticlinal
Location	Neuquén
Direct participation	15.00%
Indirect participation
Operator name	YPF
Duration Up To	2,026
Argentinian production 14
Disclosure of joint operations [line items]
Joint operation name	Estación Fernández Oro
Location	Río Negro
Direct participation	15.00%
Indirect participation
Operator name	YPF
Duration Up To	2,026
Argentinian production 15
Disclosure of joint operations [line items]
Joint operation name	Rincón del Mangrullo
Location	Neuquén
Direct participation	50.00%
Indirect participation
Operator name	YPF
Duration Up To	2,051
Argentinian production 16
Disclosure of joint operations [line items]
Joint operation name	Senillosa
Location	Neuquén
Direct participation	85.00%
Indirect participation
Operator name	PAMPA
Duration Up To	2,040
Foreign 1
Disclosure of joint operations [line items]
Joint operation name	Oritupano - Leona
Location	Venezuela
Direct participation
Indirect participation	22.00%
Operator name	PDVSA
Duration Up To	2,025
Foreign 2
Disclosure of joint operations [line items]
Joint operation name	Acema
Location	Venezuela
Direct participation
Indirect participation	34.49%
Operator name	PDVSA
Duration Up To	2,025
Foreign 3
Disclosure of joint operations [line items]
Joint operation name	La Concepción
Location	Venezuela
Direct participation
Indirect participation	36.00%
Operator name	PDVSA
Duration Up To	2,025
Foreign 4
Disclosure of joint operations [line items]
Joint operation name	Mata
Location	Venezuela
Direct participation
Indirect participation	34.49%
Operator name	PDVSA
Duration Up To	2,025
Argentinian exploration 1
Disclosure of joint operations [line items]
Joint operation name	Parva Negra Este
Location	Neuquén
Direct participation	42.50%
Indirect participation
Operator name	PAMPA
Duration Up To	2,018
Argentinian exploration 2
Disclosure of joint operations [line items]
Joint operation name	Enarsa 1 (E1)
Location	Argentine Continental Shelf
Direct participation	25.00%
Indirect participation
Operator name	YPF
Duration Up To	-
Argentinian exploration 3
Disclosure of joint operations [line items]
Joint operation name	Enarsa 3 (E3)
Location	Argentine Continental Shelf
Direct participation	35.00%
Indirect participation
Operator name	PAMPA
Duration Up To	-
Argentinian exploration 4
Disclosure of joint operations [line items]
Joint operation name	Chirete
Location	Salta
Direct participation	50.00%
Indirect participation
Operator name	High Luck Group Limited
Duration Up To	2,017
Argentinian exploration 5
Disclosure of joint operations [line items]
Joint operation name	Río Atuel
Location	Mendoza
Direct participation	33.33%
Indirect participation
Operator name	Tecpetrol
Duration Up To	2,018
Argentinian exploration 6
Disclosure of joint operations [line items]
Joint operation name	Borde del Limay
Location	Neuquén
Direct participation	85.00%
Indirect participation
Operator name	PAMPA
Duration Up To	2,014
Argentinian exploration 7
Disclosure of joint operations [line items]
Joint operation name	Los Vértices
Location	Neuquén
Direct participation	85.00%
Indirect participation
Operator name	PAMPA
Duration Up To	2,014
Argentinian exploration 8
Disclosure of joint operations [line items]
Joint operation name	Veta Escondida y Rincón de Aranda
Location	Neuquén
Direct participation	55.00%
Indirect participation
Operator name	PAMPA
Duration Up To	2,027